Shareholder Report, Line Graph (Details) - USD ($)		2 Months Ended	12 Months Ended	14 Months Ended	26 Months Ended	38 Months Ended	50 Months Ended
	Dec. 16, 2021	Feb. 28, 2022	Feb. 28, 2026	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2025	Feb. 28, 2026
C000231759
Account Value [Line Items]
Line Graph and Table Measure Name			Federated Hermes Short Duration High Yield ETF at NAV
Accumulated Value	$ 10,000	$ 9,826		$ 9,564	$ 10,486	$ 11,274	$ 12,020
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Accumulated Value	10,000	9,669		8,729	9,020	9,543	10,141
FEDERATED INDEX: Lipper Short High Yield Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name			Lipper Short High Yield Funds Average Index
Accumulated Value	10,000	9,900		9,745	10,614	11,486	12,111
FEDERATED INDEX: ICE BofA 0-5 Year BB/B US High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA 0-5 Year BB/B US High Yield Constrained Index
Accumulated Value	$ 10,000	$ 9,876		$ 9,754	$ 10,693	$ 11,609	$ 12,370